Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Hanover Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Hanover Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Hanover Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia Variable Portfolio – Select Mid Cap Value Fund - Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%